Document And Entity Information	6 Months Ended
Jun. 30, 2026
Document Information [Line Items]
Document Type	S-1
Entity Registrant Name	Hydrofarm Holdings Group, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	81-4895761
Entity Address, Address Line One	1510 Main Street
Entity Address, City or Town	Shoemakersville
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19555
City Area Code	707
Local Phone Number	765-9990
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Central Index Key	0001695295
Amendment Flag	false